S000000852 [Member] Expense Example - Parnassus Mid Cap Growth Fund	Dec. 31, 2025 USD ($)
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	453
Expense Example, with Redemption, 10 Years	1,012
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	388
Expense Example, with Redemption, 10 Years	$ 869